Restricted Share Units (Details) - Restricted Share Units [Member] - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Restricted Share Units [Line Items]
Fair value	$ 609,196	$ 267,346
Consultants Directors and Officers [Member]
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)	540,777